NORWEST ADVANTAGE FUNDS
                               INCOME EQUITY FUND
                             VALUGROWTHSM STOCK FUND
                             DIVERSIFIED EQUITY FUND
                               GROWTH EQUITY FUND
                            SMALL COMPANY STOCK FUND
                          SMALL CAP OPPORTUNITIES FUND
                               INTERNATIONAL FUND

                                    A SHARES
                                    B SHARES

                         Supplement Dated April 1, 1998
                       to Prospectus Dated October 1, 1997


      Small Cap Opportunities Fund currently is not open to new investors.